CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenue	$ 287,579	$ 269,482	$ 237,169	$ 250,843	$ 256,406	$ 244,484	$ 207,359	$ 215,888	$ 1,045,073	$ 924,137	$ 794,876
Provision for losses	130,678	127,692	86,347	76,883	95,662	95,224	62,258	59,422	421,600	312,566	247,665
Net revenue	156,901	141,790	150,822	173,960	160,744	149,260	145,101	156,466	623,473	611,571	547,211
Cost of providing services
Salaries and benefits									106,754	104,103	102,730
Occupancy									53,684	53,568	52,766
Office									26,533	19,703	18,775
Advertising									59,363	46,563	39,035
Total cost of providing services	75,219	81,196	73,474	68,114	72,845	72,508	66,020	65,033	298,003	276,406	264,244
Gross margin	81,682	60,594	77,348	105,846	87,899	76,752	79,081	91,433	325,470	335,165	282,967
Operating (income) expense:
Corporate, district and other expenses									132,401	137,755	105,713
Intercompany management fee									0	0	0
Interest expense									84,382	82,696	64,361
Loss (gain) on extinguishment of debt									90,569	12,458	(6,991)
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									0	0	0
Restructuring costs									0	0	2,624
Total operating expense									307,352	232,909	165,707
Net (loss) income before income taxes									18,118	102,256	117,260
(Benefit) provision for income taxes									1,659	41,647	41,616
Net income from continuing operations	15,418	(42,590)	18,718	24,913	6,504	18,292	17,854	17,959	16,459	60,609	75,644
Net loss from discontinued operations, net of income taxes	(29,716)	(4,432)	(2,743)	(1,621)	(94)	(8,529)	(1,512)	(1,321)	(38,512)	(11,456)	(10,200)
Net (loss) income	$ (14,298)	$ (47,022)	$ 15,975	$ 23,292	$ 6,410	$ 9,763	$ 16,342	$ 16,638	(22,053)	49,153	65,444
Equity in net income (loss) of subsidiaries									(22,053)	49,153	65,444
Other store operating expenses
Cost of providing services
Total cost of providing services									51,669	52,469	50,938
CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue										924,137	794,876
Provision for losses										312,566	247,665
Net revenue										611,571	547,211
Cost of providing services
Salaries and benefits										104,103	102,730
Occupancy										53,568	52,766
Office										19,703	18,775
Advertising										46,563	39,035
Total cost of providing services										276,406	264,244
Gross margin										335,165	282,967
Operating (income) expense:
Corporate, district and other expenses										133,828	105,267
Intercompany management fee										0	0
Interest expense										79,386	48,635
Loss (gain) on extinguishment of debt										11,884	(6,991)
Intercompany interest (income) expense										0	0
Restructuring costs										0	2,624
Total operating expense										225,098	149,535
Net (loss) income before income taxes										110,067	133,432
(Benefit) provision for income taxes										44,832	48,210
Net income from continuing operations										65,235	85,222
Net loss from discontinued operations, net of income taxes										(11,456)	(10,200)
Net (loss) income										53,779	75,022
Equity in net income (loss) of subsidiaries										53,779	75,022
Subsidiaries | Other store operating expenses
Cost of providing services
Total cost of providing services										52,469	50,938
Subsidiaries | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Subsidiaries | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Subsidiaries | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Subsidiaries | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Subsidiaries | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO
Condensed Income Statements, Captions [Line Items]
Revenue									0	0	0
Provision for losses									0	0	0
Net revenue									0	0	0
Cost of providing services
Salaries and benefits									0	0	0
Occupancy									0	0	0
Office									0	0	0
Advertising									0	0	0
Total cost of providing services									0	0	0
Gross margin									0	0	0
Operating (income) expense:
Corporate, district and other expenses									9,251	3,927	446
Intercompany management fee									0	0	0
Interest expense									20,432	3,310	15,726
Loss (gain) on extinguishment of debt									0	574	0
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									0	0	0
Restructuring costs										0	0
Total operating expense									29,683	7,811	16,172
Net (loss) income before income taxes									(29,683)	(7,811)	(16,172)
(Benefit) provision for income taxes									(6,617)	(3,185)	(6,594)
Net income from continuing operations									(23,066)	(4,626)	(9,578)
Net loss from discontinued operations, net of income taxes									0	0	0
Net (loss) income									(23,066)	(4,626)	(9,578)
Equity in net income (loss) of subsidiaries									16,459	49,153	65,444
CURO | Other store operating expenses
Cost of providing services
Total cost of providing services									0	0	0
CURO | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									39,525	53,779	75,022
CURO | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
CURO | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
CURO | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Reportable Legal Entities | Subsidiary Guarantors
Condensed Income Statements, Captions [Line Items]
Revenue									853,141
Provision for losses									348,611
Net revenue									504,530
Cost of providing services
Salaries and benefits									71,447
Occupancy									30,797
Office									21,285
Advertising									48,832
Total cost of providing services									219,702
Gross margin									284,828
Operating (income) expense:
Corporate, district and other expenses									103,509
Intercompany management fee									(11,516)
Interest expense									59,949
Loss (gain) on extinguishment of debt									90,569
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									(4,126)
Total operating expense									238,385
Net (loss) income before income taxes									46,443
(Benefit) provision for income taxes									5,805
Net income from continuing operations									40,638
Net loss from discontinued operations, net of income taxes									0
Net (loss) income									40,638
Equity in net income (loss) of subsidiaries									41,651
Reportable Legal Entities | Subsidiary Guarantors | Other store operating expenses
Cost of providing services
Total cost of providing services									47,341
Reportable Legal Entities | Subsidiary Guarantors | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0
Reportable Legal Entities | Subsidiary Guarantors | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									40,638
Reportable Legal Entities | Subsidiary Guarantors | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									(30,784)
Reportable Legal Entities | Subsidiary Guarantors | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									(8,841)
Reportable Legal Entities | Subsidiary Guarantors
Condensed Income Statements, Captions [Line Items]
Revenue										465,170	581,820
Provision for losses										164,068	176,546
Net revenue										301,102	405,274
Cost of providing services
Salaries and benefits										69,927	69,549
Occupancy										31,393	31,451
Office										16,884	15,883
Advertising										36,148	30,340
Total cost of providing services										202,515	194,714
Gross margin										98,587	210,560
Operating (income) expense:
Corporate, district and other expenses										108,901	85,452
Intercompany management fee										(21,849)	(10,827)
Interest expense										(124)	2
Loss (gain) on extinguishment of debt										0	0
Intercompany interest (income) expense										(678)	(1,319)
Restructuring costs										0	1,726
Total operating expense										86,250	75,034
Net (loss) income before income taxes										12,337	135,526
(Benefit) provision for income taxes										(13,752)	14,543
Net income from continuing operations										26,089	120,983
Net loss from discontinued operations, net of income taxes										0	0
Net (loss) income										26,089	120,983
Equity in net income (loss) of subsidiaries										26,089	120,983
Reportable Legal Entities | Subsidiary Guarantors | Other store operating expenses
Cost of providing services
Total cost of providing services										48,163	47,491
Reportable Legal Entities | Subsidiary Guarantors | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Guarantors | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Guarantors | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Guarantors | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Guarantors | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Non-Guarantors
Condensed Income Statements, Captions [Line Items]
Revenue									163,467	186,408	188,079
Provision for losses									39,644	45,075	39,916
Net revenue									123,823	141,333	148,163
Cost of providing services
Salaries and benefits									35,307	34,176	33,181
Occupancy									22,887	22,175	21,315
Office									5,248	2,819	2,892
Advertising									10,531	10,415	8,695
Total cost of providing services									78,301	73,383	69,524
Gross margin									45,522	67,950	78,639
Operating (income) expense:
Corporate, district and other expenses									19,603	16,952	17,579
Intercompany management fee									11,500	12,078	10,827
Interest expense									94	201	85
Loss (gain) on extinguishment of debt									0	0	0
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									4,126	4,234	4,602
Restructuring costs										0	898
Total operating expense									35,323	33,465	33,991
Net (loss) income before income taxes									10,199	34,485	44,648
(Benefit) provision for income taxes									2,471	10,372	12,662
Net income from continuing operations									7,728	24,113	31,986
Net loss from discontinued operations, net of income taxes									(38,512)	(11,456)	(10,200)
Net (loss) income									(30,784)	12,657	21,786
Equity in net income (loss) of subsidiaries									(30,784)	12,657	21,786
Reportable Legal Entities | Subsidiary Non-Guarantors | Other store operating expenses
Cost of providing services
Total cost of providing services									4,328	3,798	3,441
Reportable Legal Entities | Subsidiary Non-Guarantors | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Reportable Legal Entities | Subsidiary Non-Guarantors | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Subsidiary Non-Guarantors | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Reportable Legal Entities | Subsidiary Non-Guarantors | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Reportable Legal Entities | Subsidiary Non-Guarantors | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0	0	0
Reportable Legal Entities | SPV Subs
Condensed Income Statements, Captions [Line Items]
Revenue										272,559	24,977
Provision for losses										103,423	31,203
Net revenue										169,136	(6,226)
Cost of providing services
Salaries and benefits										0	0
Occupancy										0	0
Office										0	0
Advertising										0	0
Total cost of providing services										508	6
Gross margin										168,628	(6,232)
Operating (income) expense:
Corporate, district and other expenses										451	0
Intercompany management fee										9,771	0
Interest expense										13,887	864
Loss (gain) on extinguishment of debt										0	0
Intercompany interest (income) expense										0	539
Restructuring costs										0	0
Total operating expense										24,109	1,403
Net (loss) income before income taxes										144,519	(7,635)
(Benefit) provision for income taxes										0	0
Net income from continuing operations										144,519	(7,635)
Net loss from discontinued operations, net of income taxes										0	0
Net (loss) income										144,519	(7,635)
Equity in net income (loss) of subsidiaries										144,519	(7,635)
Reportable Legal Entities | SPV Subs | Other store operating expenses
Cost of providing services
Total cost of providing services										508	6
Reportable Legal Entities | SPV Subs | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | SPV Subs | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | SPV Subs | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | SPV Subs | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | SPV Subs | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Reportable Legal Entities | Canada SPV
Condensed Income Statements, Captions [Line Items]
Revenue									28,465
Provision for losses									33,345
Net revenue									(4,880)
Cost of providing services
Salaries and benefits									0
Occupancy									0
Office									0
Advertising									0
Total cost of providing services									0
Gross margin									(4,880)
Operating (income) expense:
Corporate, district and other expenses									38
Intercompany management fee									16
Interest expense									3,907
Loss (gain) on extinguishment of debt									0
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									0
Total operating expense									3,961
Net (loss) income before income taxes									(8,841)
(Benefit) provision for income taxes									0
Net income from continuing operations									(8,841)
Net loss from discontinued operations, net of income taxes									0
Net (loss) income									(8,841)
Equity in net income (loss) of subsidiaries									(8,841)
Reportable Legal Entities | Canada SPV | Other store operating expenses
Cost of providing services
Total cost of providing services									0
Reportable Legal Entities | Canada SPV | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0
Reportable Legal Entities | Canada SPV | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0
Reportable Legal Entities | Canada SPV | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0
Reportable Legal Entities | Canada SPV | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									0
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenue									0	0	0
Provision for losses									0	0	0
Net revenue									0	0	0
Cost of providing services
Salaries and benefits									0	0	0
Occupancy									0	0	0
Office									0	0	0
Advertising									0	0	0
Total cost of providing services									0	0	0
Gross margin									0	0	0
Operating (income) expense:
Corporate, district and other expenses									0	0	0
Intercompany management fee									0	0	0
Interest expense									0	0	0
Loss (gain) on extinguishment of debt									0	0	0
Goodwill impairment charges									0
Impairment charges on intangible assets and property and equipment									0
Intercompany interest (income) expense									0	0	0
Restructuring costs										0	0
Total operating expense									0	0	0
Net (loss) income before income taxes									0	0	0
(Benefit) provision for income taxes									0	0	0
Net income from continuing operations									0	0	0
Net loss from discontinued operations, net of income taxes									0	0	0
Net (loss) income									0	0	0
Equity in net income (loss) of subsidiaries									(40,538)	(53,779)	(75,022)
Eliminations | Other store operating expenses
Cost of providing services
Total cost of providing services									0	0	0
Eliminations | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries									(39,525)	(53,779)	(75,022)
Eliminations | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Eliminations | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									(40,638)	0	0
Eliminations | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries									30,784	0	0
Eliminations | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries									$ 8,841	0	0
Eliminations | Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue										0	0
Provision for losses										0	0
Net revenue										0	0
Cost of providing services
Salaries and benefits										0	0
Occupancy										0	0
Office										0	0
Advertising										0	0
Total cost of providing services										0	0
Gross margin										0	0
Operating (income) expense:
Corporate, district and other expenses										0	0
Intercompany management fee										0	0
Interest expense										0	0
Loss (gain) on extinguishment of debt										0	0
Intercompany interest (income) expense										0	0
Restructuring costs										0	0
Total operating expense										0	0
Net (loss) income before income taxes										0	0
(Benefit) provision for income taxes										0	0
Net income from continuing operations										0	0
Net loss from discontinued operations, net of income taxes										0	0
Net (loss) income										0	0
Equity in net income (loss) of subsidiaries										(93,060)	(86,438)
Eliminations | Subsidiaries | Other store operating expenses
Cost of providing services
Total cost of providing services										0	0
Eliminations | Subsidiaries | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
Eliminations | Subsidiaries | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										90,205	58,896
Eliminations | Subsidiaries | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										(26,089)	(120,983)
Eliminations | Subsidiaries | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										(12,657)	(31,986)
Eliminations | Subsidiaries | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										(144,519)	7,635
CFTC | Reportable Legal Entities | Subsidiary Issuer
Condensed Income Statements, Captions [Line Items]
Revenue										0	0
Provision for losses										0	0
Net revenue										0	0
Cost of providing services
Salaries and benefits										0	0
Occupancy										0	0
Office										0	0
Advertising										0	0
Total cost of providing services										0	0
Gross margin										0	0
Operating (income) expense:
Corporate, district and other expenses										7,549	1,898
Intercompany management fee										0	0
Interest expense										55,809	0
Loss (gain) on extinguishment of debt										0	0
Intercompany interest (income) expense										0	0
Restructuring costs										0	0
Total operating expense										63,358	1,898
Net (loss) income before income taxes										(63,358)	(1,898)
(Benefit) provision for income taxes										(24,077)	(682)
Net income from continuing operations										(39,281)	(1,216)
Net loss from discontinued operations, net of income taxes										0	0
Net (loss) income										(39,281)	(1,216)
Equity in net income (loss) of subsidiaries										53,779	85,222
CFTC | Reportable Legal Entities | Subsidiary Issuer | Other store operating expenses
Cost of providing services
Total cost of providing services										0	0
CFTC | Reportable Legal Entities | Subsidiary Issuer | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CFTC | Reportable Legal Entities | Subsidiary Issuer | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										(90,205)	(58,896)
CFTC | Reportable Legal Entities | Subsidiary Issuer | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										26,089	120,983
CFTC | Reportable Legal Entities | Subsidiary Issuer | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										12,657	31,986
CFTC | Reportable Legal Entities | Subsidiary Issuer | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										144,519	(7,635)
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer
Condensed Income Statements, Captions [Line Items]
Revenue										0	0
Provision for losses										0	0
Net revenue										0	0
Cost of providing services
Salaries and benefits										0	0
Occupancy										0	0
Office										0	0
Advertising										0	0
Total cost of providing services										0	0
Gross margin										0	0
Operating (income) expense:
Corporate, district and other expenses										(25)	338
Intercompany management fee										0	0
Interest expense										9,613	47,684
Loss (gain) on extinguishment of debt										11,884	(6,991)
Intercompany interest (income) expense										(3,556)	(3,822)
Restructuring costs										0	0
Total operating expense										17,916	37,209
Net (loss) income before income taxes										(17,916)	(37,209)
(Benefit) provision for income taxes										72,289	21,687
Net income from continuing operations										(90,205)	(58,896)
Net loss from discontinued operations, net of income taxes										0	0
Net (loss) income										(90,205)	(58,896)
Equity in net income (loss) of subsidiaries										(90,205)	(58,896)
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | Other store operating expenses
Cost of providing services
Total cost of providing services										0	0
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | CFTC
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | CURO Intermediate
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | Subsidiary Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | Subsidiary Non-Guarantors
Operating (income) expense:
Equity in net income (loss) of subsidiaries										0	0
CURO Intermediate | Reportable Legal Entities | Subsidiary Issuer | SPV Subs
Operating (income) expense:
Equity in net income (loss) of subsidiaries										$ 0	$ 0